Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - EUR (€)	Dec. 31, 2024	Dec. 31, 2023
Accounts Payable and Accrued Liabilities [Abstract]
Trade payable	€ 2,024,811	€ 1,847,575
VAT payable	56,368	69,426
Payroll taxes payable	56,899	56,419
Customer deposits	772,740	70,139
Total	€ 2,910,818	€ 2,043,559